Finance costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance costs
16.	Finance costs

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Interest expense on convertible promissory notes	—	—	1,648,858	212,271
Interest expense on bank borrowings	154,307	179,866	154,980	19,951
Interest expense on lease liabilities	536,169	370,848	211,258	27,196
	690,476	550,714	2,015,096	259,418